Revenue - Schedule of Disaggregated Revenues (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue from third parties:
Revenues	¥ 32,800,660	$ 4,493,672	¥ 50,815,416	¥ 41,353,741
Tuition fees [Member]
Revenue from third parties:
Revenues	15,416,740		30,626,298	23,702,135
Course design, development and training [Member]
Revenue from third parties:
Revenues	6,839,135		4,766,127	3,675,953
Accommodation [Member]
Revenue from third parties:
Revenues	4,032,860		5,963,281	5,920,364
Uniforms, learning materials and other campus necessities [Member]
Revenue from third parties:
Revenues	2,164,187		2,937,007	3,992,076
Comprehensive human resource services [Member]
Revenue from third parties:
Revenues	1,263,810		653,149	12,385
Rental revenue [Member]
Revenue from third parties:
Revenues	888,470		746,294
Meals [Member]
Revenue from third parties:
Revenues			1,925,744	2,544,884
Others [Member]
Revenue from third parties:
Revenues	1,441,173		2,443,231	751,659
Subtotal [Member]
Revenue from third parties:
Revenues	32,046,375	$ 4,390,335	50,061,131	40,599,456
Rental revenue [Member]
Revenue from third parties:
Revenues	¥ 754,285		¥ 754,285	¥ 754,285